Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 5,442,645	$ 3,379,263
Mr. Gang Lai [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 5,442,645	$ 3,379,263